Other Long-Term Assets	12 Months Ended
Dec. 31, 2012
Other Long-Term Assets [Abstract]
Other Long-Term Assets
NOTE 6:-	OTHER LONG-TERM ASSETS

	December 31,
	2012	2011

Investment in affiliate	$-	$236
Severance pay fund	22,147	21,405
Long-term deposits	1,914	2,183
Deferred tax assets	4,615	5,066

	$28,676	$28,890